Debt - Summary of Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2021	Aug. 31, 2021	Oct. 31, 2019
Debt Instrument [Line Items]
Finance lease, Effective Interest Rate	3.80%
Finance Lease	$ 30,835
Total debt outstanding	5,567,211	$ 3,547,400
Debt issuance costs	(47,189)	(51,309)
Term Loan Facility, discount	(33,165)	(9,591)
Short-term debt, including current portion of long-term debt	(30,577)	(28,600)
Long-term debt, net of current portion and debt issuance costs	$ 5,456,280	$ 3,457,900
Weighted average interest rate	4.096%	3.799%
Proceeds from revolving credit facility	$ 175,000	$ 60,000	$ 70,000
New Senior Unsecured Notes 2029
Debt Instrument [Line Items]
Effective Interest Rate	4.875%				4.875%
Debt outstanding, excluding finance leases	$ 921,399
New Senior Secured Notes 2028
Debt Instrument [Line Items]
Effective Interest Rate	3.875%				3.875%
Debt outstanding, excluding finance leases	$ 921,177
Senior Unsecured Notes 2026
Debt Instrument [Line Items]
Effective Interest Rate	4.50%	4.50%
Debt outstanding, excluding finance leases	$ 700,000	$ 700,000
Term Loan Facility
Debt Instrument [Line Items]
Effective Interest Rate	3.86%	3.626%
Debt outstanding, excluding finance leases	$ 2,818,800	$ 2,847,400				$ 900,000
Revolving Credit Facility
Debt Instrument [Line Items]
Effective Interest Rate	3.359%
Debt outstanding, excluding finance leases	$ 175,000			$ 350,000		$ 250,000